Reinsurance	12 Months Ended
Dec. 31, 2015
Reinsurance
(15)	Reinsurance

The Company primarily enters into reinsurance agreements to manage risk resulting from its life, annuity, and accident and health businesses, as well as businesses the Company has chosen to exit.

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess yearly renewal term (YRT) coverage. The Company may also enter into coinsurance agreements for the purpose of preserving capital. The Company generally retained between $1,000 and $5,000 coverage per individual life depending on the type of policy for the years ended December 31, 2015 and 2014.

The Company monitors the financial exposure to the reinsurers, as well as evaluates the financial strength of the reinsurers on an ongoing basis. The Company attempts to mitigate risk by arranging trust accounts or letters of credit with certain reinsurers. Reinsurance recoverables and receivables at December 31, 2015 and 2014 are covered by collateral of $3,485,810 and $3,669,536, respectively.